Refundable Investor Advances - Summary of Change in Fair Value of Refundable Investor Advances (Detail) - USD ($)	4 Months Ended	6 Months Ended
	Dec. 31, 2025	Jun. 30, 2026
Refundable Investor Advances [Abstract]
Refundable Investor Advances, Beginning Balance	$ 0	$ 764,570,995
Additions	846,625,038	0
Change in fair value of refundable investor advances	(82,054,043)	(77,477,000)
Refundable Investor Advances, Ending Balance	$ 764,570,995	$ 687,093,995